Significant Accounting Policies (Details) - Schedule of Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs [Line Items]
Beginning Balance	$ 55,459	$ 146,975	$ 8,748,000
Allocation of the 8,000,000 warrants FV granted to former Jet CU shareholders to the consolidated statement of shareholders’ equity (deficit) as of September 23, 2021 in exchange for 5,428,572 additional ordinary shares			(488,907)
Changes in Fair value of warrants and capital note	(13,533)	(91,516)	(8,112,118)
Ending Balance	$ 41,926	$ 55,459	$ 146,975